Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 11, 2015
Document and Entity Information
Entity Registrant Name	Mobiquity Technologies, Inc.
Entity Central Index Key	0001084267
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1/A
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		75,395,562